Impairment Charges and Reversals (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss recognised or reversed for cash-generating unit [abstract]
Summary of Impairment Losses and Estimated Recoverable Amounts
The following table summarizes impairment reversals recorded in 2021 and estimated recoverable amounts as at December 31, 2021, by CGU:

	Reversal of Impairment	Recoverable Amount
Clearwater	145	427
Elmworth-Wapiti	115	747
Kaybob-Edson	118	837
The following table summarizes impairment losses recorded in 2020 and estimated recoverable amounts as at December 31, 2020, by CGU:

	Impairment	Recoverable Amount
Clearwater	260	160
Elmworth-Wapiti	120	259
Kaybob-Edson	175	384

Summary of Crude Oil, NGLs and Natural Gas Prices
The forward prices as at December 31, 2022, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	2023	2024	2025	2026	2027	Average Annual Increase Thereafter
West Texas Intermediate (US$/barrel)	80.33	78.50	76.95	77.61	79.16	2.00%
Western Canadian Select (C$/barrel)	76.54	77.75	77.55	80.07	81.89	2.00%
Condensate at Edmonton (C$/barrel)	106.22	101.35	98.94	100.19	101.74	2.00%
Alberta Energy Company Natural Gas (C$/Mcf) (1)	4.23	4.40	4.21	4.27	4.34	2.00%
(1)      Assumes natural gas heating value of one million British thermal units per thousand cubic feet (“Mcf”).
Crude Oil, NGLs and Natural Gas Prices
The forward prices as at December 31, 2021, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	2022	2023	2024	2025	2026	Average Annual Increase Thereafter
West Texas Intermediate (US$/barrel)	72.83	68.78	66.76	68.09	69.45	2.00%
Western Canadian Select (C$/barrel)	74.43	69.17	66.54	67.87	69.23	2.00%
Edmonton C5+ (C$/barrel)	91.85	85.53	82.98	84.63	86.33	2.00%
Alberta Energy Company Natural Gas (C$/Mcf) (1)	3.56	3.20	3.05	3.10	3.17	2.00%
(1)      Assumes natural gas heating value of one million British thermal units per thousand cubic feet ("Mcf").
Crude Oil, NGLs and Natural Gas Prices
The forward prices as at December 31, 2020, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	2021	2022	2023	2024	2025	Average Annual Increase Thereafter
West Texas Intermediate (US$/barrel)	47.17	50.17	53.17	54.97	56.07	2.00%
Western Canadian Select (C$/barrel)	44.63	48.18	52.10	54.10	55.19	2.00%
Edmonton C5+ (C$/barrel)	59.24	63.19	67.34	69.77	71.18	2.00%
Alberta Energy Company Natural Gas (C$/Mcf) (1)	2.88	2.80	2.71	2.75	2.80	2.00%
(1) Assumes gas heating value of one million British thermal units per Mcf.
Summary of Sensitivities
The sensitivity analysis below shows the impact that a change in the discount rate or forward commodity prices would have had on the calculated impairment amount used in the impairment testing completed as at December 31, 2020, for the following CGUs:

	Increase (Decrease) to Impairment Amount
	One Percent Increase in the Discount Rate	One Percent Decrease in the Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Clearwater	7	(7)	(68)	128
Elmworth-Wapiti	10	(10)	(71)	126
Kaybob-Edson	17	(19)	(71)	140

	Increase (Decrease) to Impairment Amount
	One Percent Increase in the Discount Rate	One Percent Decrease in the Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
U.S. Manufacturing	69	(65)	(268)	268

	Increase (Decrease) to Impairment Reversal Amount
	One Percent Increase in the Discount Rate	One Percent Decrease in the Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
U.S. Manufacturing	(72)	14	168	(342)
The sensitivity analysis below shows the impact that a change in the discount rate or forward crude oil and crack spreads would have had on the calculated recoverable amounts used in the impairment testing completed as at December 31, 2021, for the following CGUs:

	Increase (Decrease) to Impairment Amount
	One Percent Increase in the Discount Rate	One Percent Decrease in the Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Borger, Wood River and Lima	251	(283)	(990)	996
The sensitivity analysis below shows the impact that a change in the discount rate or forward commodity prices would have had on the calculated recoverable amount used in the impairment testing completed as at September 30, 2020, for the following CGU:

	Increase (Decrease) to Impairment Amount
	One Percent Increase in the Discount Rate	One Percent Decrease in the Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Borger	89	(110)	(348)	342

Summary of Crude Oil and Forward Crack Spreads
Forward prices are based on Management’s best estimate and corroborated with third-party data. As at December 31, 2022, the forward prices used to determine future cash flows were:

(US$/barrel)	2023	2024	2025	2026	2027
West Texas Intermediate	80.33	78.50	76.95	77.61	79.16
Differential WTI-WTS	(0.56)	(0.56)	(0.56)	(0.56)	(0.56)
Differential WTI-WCS	(23.32)	(19.09)	(17.42)	(15.87)	(15.74)
Chicago 3-2-1 Crack Spreads (WTI)	29.37	24.10	22.12	21.70	21.67
Subsequent prices were extrapolated using a two percent growth rate to determine future cash flows up to the year 2032.
Forward prices are based on Management’s best estimate and corroborated with third-party data. As at December 31, 2021, the forward prices used to determine future cash flows were:

	2022 to 2023		2024 to 2026
(US$/barrel)	Low	High	Low	High
West Texas Intermediate	68.78	72.83	66.76	69.45
Differential WTI-WTS	—	0.01	(0.06)	(0.06)
Differential WTI-WCS	13.54	13.67	13.75	14.30
Chicago 3-2-1 Crack Spreads (WTI)	14.87	18.44	14.68	16.81
Crude Oil and Crack Spreads
Forward prices are based on Management’s best estimate and corroborated with third-party data. As at September 30, 2020, the forward prices used to determine future cash flows were:

	2021 to 2022		2023 to 2025
(US$/barrel)	Low	High	Low	High
West Texas Intermediate	36.36	50.84	49.66	58.74
Differential WTI-WTS	0.37	1.73	1.21	1.81
Group 3 3-2-1 Crack Spreads (WTI)	11.56	13.23	11.79	16.58